Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Current assets:
Cash and cash equivalents	$ 9,052,931	$ 162,651,289	$ 88,841,826
Customers, net	6,233,447	111,994,478	126,733,175
Other financing receivables	1,320,257	23,720,662	32,330,944
Other non-financing receivables	3,588,296	64,469,829	74,532,913
Inventories	5,504,681	98,900,960	88,569,989
Government Bonds	1,193,093	21,435,936	14,740,032
Derivative financial instruments	808,967	14,534,464	9,203,958
Other current assets	252,045	4,528,422	4,601,883
Total current assets	27,953,717	502,236,040	439,554,720
Non-current assets:
Investments in associates	155,532	2,794,404	2,692,938
Wells, pipelines, properties, plant and equipment, net	90,106,477	1,618,916,044	1,650,532,712
Rights of use assets	2,106,191	37,841,299	41,964,533
Long-term notes receivable, net of current portion	49,712	893,152	1,021,778
Government Bonds	0	0	21,135,321
Deferred income taxes and duties	415,458	7,464,412	7,033,529
Intangible assets, net	612,181	10,998,869	17,088,277
Other assets	2,132,990	38,322,791	27,728,775
Total non-current assets	95,578,541	1,717,230,971	1,769,197,863
Total assets	123,532,258	2,219,467,011	2,208,752,583
Current liabilities:
Short-term debt and current portion of long-term debt	19,214,879	345,227,971	425,218,517
Short-term leases	524,787	9,428,699	8,628,404
Suppliers	24,306,311	436,704,206	505,989,382
Income taxes and duties payable	5,311,213	95,424,966	85,941,389
Accounts and accrued expenses payable	3,778,373	67,884,889	72,773,222
Derivative financial instruments	4,347,283	78,106,329	108,972,467
Total current liabilities	57,482,846	1,032,777,060	1,207,523,381
Long-term liabilities:
Long-term debt, net of current portion	66,014,912	1,186,070,119	1,553,553,738
Long-term leases, net of current portion	1,767,469	31,755,581	38,196,862
Long-term contractual liabilities	10,743,935	193,033,065	0
Employee benefits	81,821,345	1,470,059,563	1,232,589,895
Provisions for sundry creditors	8,505,551	152,816,682	137,835,561
Other liabilities	3,043,301	54,678,031	17,692,458
Deferred income taxes	227,258	4,083,080	5,136,424
Total long-term liabilities	172,123,771	3,092,496,121	2,985,004,938
Total liabilities	229,606,617	4,125,273,181	4,192,528,319
Controlling interest:
Certificates of Contribution “A”	97,292,750	1,748,029,657	1,352,716,466
Mexican Government contributions	3,714,126	66,730,591	66,730,591
Legal reserve	55,777	1,002,130	1,002,130
Accumulated other comprehensive result	2,798,658	50,282,658	285,954,621
Accumulated deficit:
From prior years	(205,374,674)	(3,689,905,157)	(2,909,489,303)
Net (loss) for the year	(4,545,734)	(81,671,843)	(780,415,854)
Total controlling interest	(106,059,097)	(1,905,531,964)	(1,983,501,349)
Total non-controlling interest	(15,262)	(274,206)	(274,387)
Total equity (deficit)	(106,074,359)	(1,905,806,170)	(1,983,775,736)
Total liabilities and equity (deficit)	$ 123,532,258	$ 2,219,467,011	$ 2,208,752,583